Capital Stock - Additional Information, Stock-based compensation (Details) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)					0	2,620,000	1,052,000
Weighted-average grant-date fair value of options granted (in dollars per share)					$ 0	$ 1.53	$ 4.21
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted					5,581,663	5,606,429
Stock options granted (in shares)					0	2,620,582	1,048,916
Stock option, term (in years)					10 years
Vesting period (in years)					3 years
Unrecognized compensation cost related to non-vested stock options granted under the Plans					$ 1,200,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in year two					1,000,000.0
Expected recognition of compensation related to non-vested stock options granted under the Plans in year three					200,000
Compensation costs					1,900,000	$ 3,000,000.0	$ 2,800,000
Intrinsic value of options exercised					0	0	$ 0
Intrinsic value of outstanding in-the-money stock options					$ 0	$ 3,300,000
Weighted-average remaining life (in years)					6 years 8 months 12 days	7 years 3 months 18 days
Weighted-average grant-date fair value of options granted (in dollars per share)						$ 1.53	$ 4.21
Expected volatility used in computing fair value of options granted						65.20%	64.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						5 years 6 months	5 years 6 months
Dividend yield used in computing fair value of options granted						5.90%	2.50%
Risk-free interest rate used in computing fair value of options granted						2.50%	2.60%
Estimated forfeiture rate used in computing fair value of options granted						6.00%	7.40%
Period of historical data used to calculate expected volatility (in years)					5 years
Stock Options | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)		58,843	63,012
Stock option, term (in years)				10 years
Stock Options | Officer | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)		218,223	92,041
Stock option, term (in years)	10 years
Vesting period (in years)	3 years
Stock Options | Nonvested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of non-vested options forfeited					$ 200,000	$ 400,000	$ 100,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)					3 years
Common stock conversion (in shares)					1
Number of shares or units granted equity based compensation awards					986,314	831,118	625,878
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture					$ 3,100,000	$ 3,300,000	$ 5,400,000
Vested restricted stock (in shares)					480,498	317,283	206,420
Market value of vested restricted stock					$ 3,000,000.0	$ 3,000,000.0	$ 2,700,000
Stock granted (in shares)					256,780	182,653	118,209
Share based compensation expense					$ 5,200,000	$ 3,300,000	$ 3,000,000.0
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs					$ 600,000	$ 400,000	$ 700,000
Number of shares or units granted equity based compensation awards					203,468	111,808	79,869